Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 26, 2018
Prospectus Date	Sep. 28, 2017
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	PMUIX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Prospectus:
Trading Symbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Prospectus:
Trading Symbol	PSVCX